Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants
Note 13 - Warrants

Note 13 - Warrants

Sold and issued warrants are subject to the provisions of FASB ASC 815-10, the Company utilized a Black-Scholes options pricing model to value the warrants sold and issued. This model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected period until the warrants are exercised. When calculating the value of warrants issued, the Company uses a volatility factor, a risk-free interest rate and the life of the warrant for the exercise period.

From January 23, 2021 to February 16, 2021, the Company issued 705,166 shares of common stock to certain warrant holders upon the cash exercise of warrants to purchase an aggregate of 705,166 shares of common stock at an exercise price of $0.35 per share or $246,808 in the aggregate.

On February 17, 2021, the Company issued 97,675 shares of common stock to a certain warrant holder upon the cashless exercise of a warrant to purchase 150,000 shares of common stock at an exercise price of $0.45 per share based upon a market value of $1.29 per share as determined under the terms of the warrant.

On March 8, 2021, the Company issued an aggregate of 97,015 shares of common stock to certain warrant holders upon the cashless exercise of warrants to purchase an aggregate of 175,000 shares of common stock at an exercise price of $0.70 per share based upon market values from $1.44 to $1.63 per share as determined under the terms of the warrants.

The following is a summary of the Company’s warrant activity:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

January 1, 2021	5,595,378	$0.63	2.85	$314,260
Grants	-
Exercises	(1,030,166)	$0.42	-	-
Expirations	(280,212)	$0.35	-	-
June 30, 2021	4,285,000	$0.70	2.98	$1,371,200

Warrants exercisable at:
June 30, 2021	4,285,000	$0.70	2.98	$1,371,200

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $1.02 as of June 30, 2021, which would have been received by the option holders had all option holders exercised their options as of that date.

The following table summarizes information about common stock warrants outstanding at June 30, 2021:

Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.70	4,285,000	2.98	$0.70

$0.70	4,285,000	2.98	$0.70

Note 13 - Warrants

Sold and issued warrants are subject to the provisions of FASB ASC 815-10, the Company utilized a Black-Scholes options pricing model to value the warrants sold and issued. This model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected period until the warrants are exercised. When calculating the value of warrants issued, the Company uses a volatility factor, a risk free interest rate and the life of the warrant for the exercise period.

The following is a summary of the Company’s warrant activity:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

December 31, 2018	4,105,398	$0.59	1.79	$-
Grants	3,600,000	0.70	5.00	-
Expirations	(2,015,020)	0.69	-	-
December 31, 2019	5,690,378	$0.63	3.72	$-

Grants	-	-	-	-
Exercised	(95,000)	0.35	-	-
December 31, 2020	5,595,378	$0.63	2.85	$314,260

Warrants exercisable at:
December 31, 2019	5,690,378	$0.63	3.72	$-
December 31, 2020	5,595,378	$0.63	2.85	$314,260

The following table summarizes information about common stock warrants outstanding at December 31, 2020:

Outstanding				Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.70	4,460,000	3.44	$0.70	4,460,000	$0.70
0.45	150,000	2.92	0.45	150,000	0.45
0.35	985,378	0.13	0.35	985,378	0.35
$0.35-0.70	5,595,378	2.85	$0.63	5,595,378	$0.63

* 110,000 warrants exercisable at $0.35 contain dilution protections that increase the number of shares purchasable at exercise upon the issuance of securities at a price below the current exercise price.

The Company utilized the Black-Scholes options pricing model. The assumptions used for warrants granted during the year ended December 31, 2019 are as follows. There were no warrants granted during the year ended December 31, 2020.

December 31, 2019
Exercise price	$0.70
Expected dividends	0%
Expected volatility	100% - 112%
Risk free interest rate	1.58% - 3%
Expected life	5 years

On August 12, 2019, the Company issued 37,210 shares of common stock upon the cashless exercise of warrants to purchase 167,039 shares of common stock for $0.35 per share based on a market value of $0.45 per share as determined under the terms of the warrant.

From June through October 2019, the Company issued unsecured convertible notes and five-year warrants to unaffiliated accredited investors totaling $2,600,000. The notes are convertible into shares of common stock, with the initial conversion ratio equal to $0.50 per share. The investors received warrants to purchase a total of 2,600,000 shares of common stock with an exercise price of $0.70 per share. These securities were sold in reliance upon the exemption provided by Section 4(a)(2) of the Securities Act and the safe harbor of Rule 506 under Regulation D promulgated under the Securities Act. Using a Black-Scholes Valuation model these warrants had a value of $525,142 which was recorded as a discount on the notes payable and will be amortized over the life of the associated notes payable.

On October 23, 2019, and pursuant to an advisory agreement executed on that date for a term of one year with an unaffiliated third party, the Company granted such unaffiliated third party a vested three-year warrant to purchase 1,000,000 shares of common stock with an exercise price of $0.70 per share, exercisable on a cash basis only. Such warrants were issued as and for the entire compensation to paid to the advisor for all services to be rendered during the term. Based on a Black-Scholes valuation model, these options were valued at $243,294 in accordance with FASB ASC Topic 718. The fair value of the option will be amortized to selling, general and administrative expenses within the Company’s consolidated statements of operations over one year.

On October 1, 2020, the Company extended the expiration date of a previously issued warrant to acquire 150,000 shares of common stock of the Company at an exercise price of $0.45 per share. Such warrant was issued to a nonaffiliated third-party providing investor relations consulting services to the Company. The warrant will now expire November 30, 2023. Based on a Black-Scholes valuation model, the warrant modification was valued at $30,573 in accordance with FASB ASC Topic 718 which was included in selling, general and administrative expenses within the Company’s consolidated statements of operations.

On December 14, 2020, the Company issued 47,494 shares of common stock to a certain warrant holder upon the cashless exercise of a warrant to purchase 95,000 shares of common stock at an exercise price of $0.35 per share based upon a market value of $0.6999 per share as determined under the terms of the warrant.